ProShares Nasdaq-100 High Income ETF Expense Example - ProShares Nasdaq-100 High Income ETF - None	May 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 689